Submission	Sep. 08, 2026
Submission [Line Items]
Central Index Key	0001920453
Registrant Name	Fidelity Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES